Deferred revenue	12 Months Ended
Dec. 31, 2013
Revenue Recognition [Abstract]
Deferred revenue
9.	Deferred revenue:

	2013	2012
Deferred revenue on time charters	$21,099	$19,861
Deferred interest on lease receivable (note 5)	7,903	12,503
Other deferred revenue	2,824	650

Deferred revenue	31,826	33,014
Current portion	(27,683)	(25,111)

Deferred revenue	$4,143	$7,903